Exhibit 99.1

KPMG LLP
Suite 70020 Pacifica
Irvine, CA 92618-3391

Independent Accountants' Report on Applying Agreed-Upon Procedures

Exeter Finance LLC (the “Company”)
Deutsche Bank Securities Inc.
Citigroup Global Markets Inc.
(together with the Company, the “Specified Parties”)

Re:  Exeter Automobile Receivables Trust 2021-2 – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specified attributes identified by the Company in the “900M” tab of an electronic data file entitled “EART Pool Cut 04.30.2021 900M and 1.2B Pools V2 KPMG.xlsx,” provided by the Company on May 4, 2021, containing certain information related to 52,152 automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles (the “Loans”) as of the close of business on April 30, 2021 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Exeter Automobile Receivables Trust 2021-2. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Source Documents” means the following information sources provided by the Company:

–	Sales Contract

–	Shaw Loan Operating System

–	Global Search Imaging System (“Global Search System”)

–	Customer Acquisition and Life Cycle Management System (“CALMS”)

The Source Documents were represented by the Company to be either the original Source Document, a copy of the original Source Document, and/or electronic records contained within the Company’s servicing systems. We make no representation regarding the validity or accuracy of these documents or the execution of the Sales Contract by the borrower.

•
The term “Title Certificate” means a Certificate of Title, Application for Title, Title Holder’s Release Form, Confirmation of Security Interest, Notification of Lien Perfection, Notice of Security Interest, Title Application Receipt, Reassignment of Title, Lien Holder’s Release Form, Electronic Dealer, Rebuilder or Lessor's Report of Sale or Lease, Guarantee of Title, Lien Entry Form, Application for Vehicle Transaction(s) (VSD190), Application for Certificate of Ownership, Multi-Purpose Application, Application for Vehicle Transaction(s), Application for Dealer Assignment, Vehicle Application, Copy of Application for

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Registration, Vehicle Dealer Temporary Permit Certificate of Fact for Address Verification, and/or Notice of Lien Application provided by the Company.

•
The term “Titling Trust Owners Schedule” means electronic mail correspondence provided by the Company on March 26, 2021, containing titling company names and abbreviations that are acceptable variations of “Exeter Finance LLC.”

•	The term “Application for Financing” means the Credit Application, Credit Bureau Report, Truth-in Lending Disclosure Statement, and/or Agreement to Provide Insurance provided by the Company.

•	The term “Provided Information” means the Source Documents, Title Certificate, Titling Trust Owners Schedule, and Application for Financing.

We were instructed by the Company to perform the following agreed-upon procedures on the Loans in the Data File:

A.
We randomly selected 150 Loans from the Data File (the “Selected Loans”). For purposes of this procedure, the Company did not inform us as to the basis for how they determined the number of Loans that we were instructed to randomly select from the Data File. A listing of the Selected Loans is attached hereto as Exhibit A.

B.
For each Selected Loan, we compared the attributes listed below in the Data File to the corresponding information appearing on the Source Documents. The Specified Parties indicated that the absence of any of the specified Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the specified attributes indicated below, constituted an exception. The Source Documents are listed in the order of priority until such attribute was agreed.

Attribute	Source Document(s)

Vehicle Identification Number (VIN)	Sales Contract, Shaw Loan Operating System

Origination Date	Sales Contract, Shaw Loan Operating System

Original Monthly P&I Payment	Sales Contract, Shaw Loan Operating System

Original Amount Financed	Sales Contract, Shaw Loan Operating System

Original Term to Maturity	Sales Contract, Shaw Loan Operating System

Annual Percentage Rate (APR)	Sales Contract, Shaw Loan Operating System

Model Type (New/Used)	Sales Contract, CALMS

Vehicle Model Year	Sales Contract, CALMS

Vehicle Make	Sales Contract, CALMS

Vehicle Model (excluding trim or engine type)	Sales Contract, CALMS

Borrower State (current)	Sales Contract, Shaw Loan Operating System

FICO Score	CALMS

Custom Score	CALMS

a.	For each Selected Loan, we read the Sales Contract and found that both the borrower’s address and seller’s address were located within the United States.

b.	For each Selected Loan, we were provided access to CALMS and the Global Search System and observed the existence of the following:

i)	the underwriting overview screen capture with a credit approval notation;

ii)	an electronic copy of the Title Certificate listing the Company or a titling company name from the Titling Trust Owners Schedule as the security interest holder of the vehicle; and,

iii)	an electronic copy of an Application for Financing. For the purpose this procedure, the Company informed us that the Application for Financing is not required to be dated.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies and information in the Data File and Provided Information, and instructions provided by the Company, without verification or evaluation of such methodologies, information, and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies and information in the Data File or Provided Information, or instructions provided by the Company, (ii) the physical existence of the Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loan being securitized, (iii) the compliance of the originator of the Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California
May 14, 2021

Exhibit A

Selected Loan Number	Application Number	Selected Loan Number	Application Number	Selected Loan Number	Application Number
1	94197945	30	93127274	59	94288331
2	94020768	31	92429439	60	92918465
3	92438310	32	92188373	61	94780523
4	94287521	33	92932089	62	93809868
5	55644280	34	93578942	63	94916938
6	94862420	35	93016978	64	94609539
7	93762484	36	94368588	65	87537433
8	92507207	37	94856814	66	93947090
9	92276364	38	93346724	67	94528404
10	93628935	39	94606226	68	93487529
11	92878783	40	93786962	69	93747748
12	93577145	41	89107603	70	93707703
13	93210503	42	93607684	71	93608193
14	56561805	43	93938019	72	94168334
15	92578483	44	95006916	73	93737873
16	94801862	45	93357210	74	92871841
17	94077242	46	94597456	75	94337504
18	93108290	47	92916971	76	93188279
19	92448807	48	55119427	77	93426168
20	94167521	49	93097352	78	93729379
21	92616322	50	94367267	79	93386581
22	93567178	51	93688989	80	92748964
23	94630950	52	92088819	81	93289789
24	92736619	53	92697217	82	92932253
25	92216577	54	93446520	83	94191194
26	94156535	55	92529408	84	93368795
27	93080057	56	94607145	85	94018554
28	93846443	57	94559213	86	93824001
29	92767659	58	93487688	87	92976013

A-1

Selected Loan Number	Application Number	Selected Loan Number	Application Number	Selected Loan Number	Application Number
88	92382545	109	92881081	130	92428038
89	92197831	110	93107859	131	92877484
90	94077227	111	94209617	132	94539000
91	91897120	112	94072142	133	93469768
92	94102630	113	94299172	134	56122908
93	93326936	114	56755452	135	93729625
94	92768438	115	91708484	136	93763185
95	94169508	116	92540810	137	92696251
96	93019157	117	94378436	138	92026784
97	94171376	118	94008656	139	93886580
98	54979783	119	93986482	140	93473749
99	94102530	120	93119941	141	92990399
100	95070548	121	94137257	142	92456401
101	95046905	122	93988716	143	94780111
102	93901913	123	95114026	144	94929609
103	93197578	124	93397240	145	93822533
104	92943661	125	92490789	146	95356645
105	92539932	126	92626257	147	92386440
106	94327512	127	94610056	148	94938376
107	94437190	128	93759477	149	95186499
108	93202100	129	93271694	150	94927378

A-2